Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Net Unrealized Gain (Loss) Recognized in OCI and Gain (Loss) Reclassified into Earnings
The following table presents the pre-tax effect on other comprehensive income (“OCI”) and earnings due to fair value adjustments and maturities of hedging instruments under hedge accounting:

	Net Unrealized Gain (Loss) Recognized in OCI			Gain (Loss) Reclassified into Earnings
Derivatives Designated as Cash Flow Hedging Instruments	Years Ended December 31,			Statement of Operations Location	Years Ended December 31,
	2021	2020	2019		2021	2020	2019
(In thousands)
Commodity contracts	$31	$(4,871)	$(5,349)	Sales and other revenues	$(19,239)	$(5,168)	$(1,799)
				Cost of products sold	—	4,281	22,876
				Operating expenses	1,660	(1,717)	(1,364)
Total	$31	$(4,871)	$(5,349)		$(17,579)	$(2,604)	$19,713

Schedule of Gain (Loss) Recognized in Earnings
The following table presents the pre-tax effect on earnings due to maturities and fair value adjustments of our economic hedges:

	Gain (Loss) Recognized in Earnings
Derivatives Not Designated as Hedging Instruments		Years Ended December 31,
	Statement of Operations Location	2021	2020	2019
		(In thousands)
Commodity contracts	Cost of products sold	$(22,909)	$18,646	$(8,475)
	Interest expense	11,816	(4,250)	(6,427)
Foreign currency contracts	Gain (loss) on foreign currency transactions	(4,013)	(7,300)	(17,430)
	Total	$(15,106)	$7,096	$(32,332)

Schedule of Notional Amounts of Outstanding Derivatives Serving as Economic Hedges
As of December 31, 2021, we have the following notional contract volumes related to outstanding derivative instruments (all maturing in 2022):

	Total Outstanding Notional	Unit of Measure
Derivatives designated as hedging instruments:
Forward crude oil contracts - short	70,000	Barrels
Derivatives not designated as hedging instruments:
NYMEX futures (WTI) - short	495,000	Barrels
Forward gasoline contracts - long	40,000	Barrels
Foreign currency forward contracts	450,686,305	U. S. dollar
Forward commodity contracts (platinum)	38,723	Troy ounces

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table presents the fair value and balance sheet locations of our outstanding derivative instruments. These amounts are presented on a gross basis with offsetting balances that reconcile to a net asset or liability position on our consolidated balance sheets. We present on a net basis to reflect the net settlement of these positions in accordance with provisions of our master netting arrangements.

	Derivatives in Net Asset Position			Derivatives in Net Liability Position
	Gross Assets	Gross Liabilities Offset in Balance Sheet	Net Assets Recognized in Balance Sheet	Gross Liabilities	Gross Assets Offset in Balance Sheet	Net Liabilities Recognized in Balance Sheet
		(In thousands)
December 31, 2021
Derivatives designated as cash flow hedging instruments:
Commodity forward contracts	$—	$—	$—	$238	$—	$238
	$—	$—	$—	$238	$—	$238

Derivatives not designated as cash flow hedging instruments:
NYMEX futures contracts	$—	$—	$—	$1,269	$—	$1,269
Commodity forward contracts	286	—	286	328	—	328
Foreign currency forward contracts	7,494	(1,317)	6,177	—	—	—
	$7,780	$(1,317)	$6,463	$1,597	$—	$1,597

Total net balance			$6,463			$1,835

Balance sheet classification:	Prepayment and other		$6,463	Accrued liabilities		$1,835

	Derivatives in Net Asset Position			Derivatives in Net Liability Position
	Gross Assets	Gross Liabilities Offset in Balance Sheet	Net Assets Recognized in Balance Sheet	Gross Liabilities	Gross Assets Offset in Balance Sheet	Net Liabilities Recognized in Balance Sheet
		(In thousands)
December 31, 2020
Derivatives designated as cash flow hedging instruments:
Commodity price swap contracts	$—	$—	$—	$359	$—	$359
	$—	$—	$—	$359	$—	$359

Derivatives not designated as cash flow hedging instruments:
NYMEX futures contracts	$—	$—	$—	$418	$—	$418
Commodity forward contracts	275	—	275	196	—	196
Foreign currency forward contracts	—	—	—	23,005	—	23,005
	$275	$—	$275	$23,619	$—	$23,619

Total net balance			$275			$23,978

Balance sheet classification:	Prepayments and other		$275	Accrued liabilities		$23,978